Transactions with Related Parties - Backstop Agreement (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Intercompany Agreements Description			On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment at a net rate of $35.0 per day for the Nave Celeste, $38.4 per day for the Shinyo Ocean and $38.0 per day for the Shinyo Kannika. The backstop rates apply for a two-year period as of the redelivery of each of the vessels from its original charterer, if the actual rates achieved are below the agreed backstop rates for each of the vessels. The backstop commitment for the Shinyo Kannika terminated following the sale of this vessel in March 2018. Navios Acquisition agreed to extend the backstop commitment of the Shinyo Kannika to the Nave Galactic, following the acquisition of the latter by Navios Acquisition in March 2018. For the three and six month periods ended June 30, 2018, backstop revenue amounted to $5,714 and $10,581, respectively and was included in the balance due from related parties (see paragraph above in current note). For the three and six month periods ended June 30, 2017, backstop revenue amounted to $4,075 and $5,231, respectively and was included in the balance due from related parties (see paragraph above in current section).
Revenue from related parties	$ 5,714,000	$ 4,075,000	$ 10,581,000	$ 5,231,000
Minimum | Nave Celeste
Related Party Transaction [Line Items]
Charter out rate per day			35,000
Minimum | Shinyo Ocean
Related Party Transaction [Line Items]
Charter out rate per day			38,400
Minimum | Shinyo Kannika
Related Party Transaction [Line Items]
Charter out rate per day			$ 38,000